CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Net sales	$ 45,847	284,464	304,950	372,866
Cost of sales	48,612	301,617	320,375	375,973
Gross loss	(2,765)	(17,153)	(15,425)	(3,107)
Operating expenses:
Selling expenses	2,450	15,202	16,839	18,212
Administrative expenses	4,567	28,337	32,130	32,389
Goodwill impairment	0	0	0	10,276
Total operating expenses	7,017	43,539	48,969	60,877
Operating loss	(9,782)	(60,692)	(64,394)	(63,984)
Other income (expense):
- Interest income	209	1,297	1,024	1,022
- Interest expense	(2,012)	(12,486)	(10,094)	0
- Others income (expense), net	(33)	(203)	4,505	798
Total other income (expense)	(1,836)	(11,392)	(4,565)	1,820
Loss before provision for income taxes	(11,618)	(72,084)	(68,959)	(62,164)
Income tax benefit	119	740	10,007	7,727
Net loss	(11,499)	(71,344)	(58,952)	(54,437)
Net income (loss) attributable to noncontrolling interests	(3)	(17)	19	(10)
Net loss attributable to the Company	(11,496)	(71,327)	(58,971)	(54,427)
Other comprehensive income (loss):
- Foreign currency translation adjustments attributable to noncontrolling interest	(3)	(18)	22	8
- Foreign currency translation adjustments attributable to the Company	(11)	(67)	44	(8)
Comprehensive income (loss) attributable to non-controlling interest	(6)	(35)	41	(2)
Comprehensive loss attribute to the Company	$ (11,507)	(71,394)	(58,927)	(54,435)
Loss per share, Basic and diluted (dollars in per share)	$ (0.88)	(5.46)	(4.51)	(4.17)
Weighted average number ordinary shares, Basic and diluted (in shares)	13,062,500	13,062,500	13,062,500	13,062,500